Long-term debt and credit facility - Summary of Long Term Debt (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long-term debt and credit facility
Balance - Beginning of period	$ 46,639	$ 18,587
Repayment of Credit Facility and mining equipment financings	(38,709)	(43,804)
Interest capitalized	12,568	5,329
Interest paid	(2,422)	(3,696)
Write-offs		(561)
Currency translation adjustments	(2,095)	3,759
Balance - End of period	144,557	46,639
Current portion	6,771	40,675
Non-current portion	137,786	5,964
Total	144,557	46,639
2025 Financing Facility
Long-term debt and credit facility
Additions	120,241	65,960
Mining equipment financings
Long-term debt and credit facility
Additions	$ 8,335	$ 1,065